EQUITY METHOD INVESTMENT (Narrative) (Details)	Dec. 31, 2017	Dec. 31, 2016
Xian Huitian Blood Products Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	35.00%	35.00%